Other information (Details Narrative) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
SummaryOfOtherInformationLineItems [Line Items]
Non-current assets	€ 1,930,930	€ 2,590,528
Germany
SummaryOfOtherInformationLineItems [Line Items]
Non-current assets	1,712,000	2,217,000
United States
SummaryOfOtherInformationLineItems [Line Items]
Non-current assets	€ 219,000	€ 374,000